Taxation - Unrecognized Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Accelerated capital deductions	$ (50,491,252)	$ 337,722
Pre-trading capital expenses	50,969,421	50,969,421
Pre-trading tax losses	98,485,475	42,875,733
Unrecognized deferred tax assets	$ 98,963,644	$ 94,182,876